Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI Intl Momentum Factor ETF (Formerly iShares® Edge MSCI Intl Momentum Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.8%
Ampol Ltd.	14,432	$262,899
Brambles Ltd.	82,544	555,899
Coles Group Ltd.	139,392	1,737,513
CSL Ltd.	78,496	15,851,408
Evolution Mining Ltd.	233,904	909,995
Fortescue Metals Group Ltd.	281,600	3,434,981
Magellan Financial Group Ltd.	12,144	469,900
Northern Star Resources Ltd.	102,784	1,071,874
TPG Telecom Ltd.(a)	35,376	178,371
Woolworths Group Ltd.	104,720	2,806,272

		27,279,112

Belgium — 0.7%
Elia Group SA/NV	5,984	579,245
Etablissements Franz Colruyt NV	4,224	250,051
Galapagos NV(a)	6,688	789,958
Sofina SA	1,760	457,180
UCB SA	14,432	1,423,901
Umicore SA	18,128	697,686

		4,198,021

Canada — 11.0%
Agnico Eagle Mines Ltd.	25,696	2,032,592
Algonquin Power & Utilities Corp.	57,728	874,568
B2Gold Corp.	179,872	1,156,113
Barrick Gold Corp.	340,384	9,093,245
Brookfield Asset Management Inc., Class A	100,320	2,978,714
Canadian Pacific Railway Ltd.	11,616	3,468,552
Constellation Software Inc.	1,760	1,846,116
Franco-Nevada Corp.	36,080	4,913,764
Hydro One Ltd.(b)	32,032	699,330
Intact Financial Corp.	14,080	1,453,249
Kinross Gold Corp.	221,408	1,760,172
Metro Inc.	26,928	1,255,166
Open Text Corp.	19,536	717,206
Pan American Silver Corp.	29,568	938,920
Quebecor Inc., Class B	9,504	220,324
Ritchie Bros Auctioneers Inc.	12,144	735,553
Shopify Inc., Class A(a)	20,064	18,482,174
TC Energy Corp.	59,488	2,339,634
Thomson Reuters Corp.	20,240	1,572,325
TMX Group Ltd.	7,040	683,540
Wheaton Precious Metals Corp.	83,600	3,833,430
WSP Global Inc.	13,119	829,143
Yamana Gold Inc.	152,944	849,976

		62,733,806

Denmark — 6.0%
Ambu A/S, Series B	25,168	762,941
Coloplast A/S, Class B	21,472	3,133,730
DSV PANALPINA A/S	21,296	3,448,570
Genmab A/S(a)	8,272	2,755,414
Novo Nordisk A/S, Class B	250,976	16,121,255
Novozymes A/S, Class B	19,888	1,195,187
Orsted A/S(b)	26,400	4,190,411
Vestas Wind Systems A/S	16,016	2,733,880

		34,341,388

Finland — 1.1%
Elisa OYJ	20,240	995,874
Kone OYJ, Class B	28,864	2,297,742

Security	Shares	Value

Finland (continued)
Neste OYJ	34,320	$1,786,201
Orion OYJ, Class B	14,432	617,808
UPM-Kymmene OYJ	29,744	840,543

		6,538,168

France — 8.8%
Air Liquide SA	37,840	5,531,777
Alstom SA(a)	15,488	694,225
Amundi SA(a)(b)	3,872	253,930
Atos SE(a)	6,336	432,497
BioMerieux	8,096	1,205,233
Dassault Systemes SE	8,800	1,502,237
Eurofins Scientific SE(a)	1,408	1,121,506
Hermes International	2,816	2,620,893
Iliad SA	2,288	442,419
Ingenico Group SA(a)	2,191	315,195
Kering SA	3,872	2,338,589
Legrand SA	11,792	871,955
LVMH Moet Hennessy Louis Vuitton SE	17,600	8,247,694
Sanofi	119,152	10,738,503
Sartorius Stedim Biotech	5,280	2,002,572
Schneider Electric SE	47,068	5,712,988
STMicroelectronics NV	75,152	2,289,191
Teleperformance	5,632	1,690,623
Ubisoft Entertainment SA(a)	8,096	714,275
Worldline SA(a)(b)	22,433	1,662,981

		50,389,283

Germany — 5.4%
Delivery Hero SE(a)(b)	24,464	2,814,922
Deutsche Bank AG, Registered(a)	145,552	1,339,584
Deutsche Boerse AG	18,832	2,771,670
Deutsche Wohnen SE	27,808	1,403,551
E.ON SE	158,048	1,648,082
Fresenius Medical Care AG & Co. KGaA	17,952	1,371,368
Hannover Rueck SE	4,224	613,565
Infineon Technologies AG	74,272	2,067,725
Knorr-Bremse AG	2,992	346,536
Merck KGaA	11,088	1,642,251
Nemetschek SE	6,336	458,328
RWE AG	47,168	1,746,658
SAP SE	58,960	6,283,490
Scout24 AG(b)	13,552	1,091,605
Siemens Healthineers AG(b)	13,024	559,127
Symrise AG	13,024	1,605,850
TeamViewer AG(a)(b)	24,464	1,077,182
Vonovia SE	34,144	2,180,335

		31,021,829

Hong Kong — 1.2%
BeiGene Ltd., ADR(a)(c)	4,752	1,409,063
HK Electric Investments & HK Electric Investments Ltd.	264,000	268,601
Hong Kong Exchanges & Clearing Ltd.	71,700	3,422,805
PCCW Ltd.	332,000	199,503
SJM Holdings Ltd.	176,000	182,245
Techtronic Industries Co. Ltd.	88,000	1,173,356
WH Group Ltd.(b)	528,000	414,646

		7,070,219

Ireland — 1.1%
Flutter Entertainment PLC(a)	18,304	3,188,616
Kerry Group PLC, Class A	12,144	1,452,787
Kingspan Group PLC(a)	10,912	951,406

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Momentum Factor ETF (Formerly iShares® Edge MSCI Intl Momentum Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Smurfit Kappa Group PLC	17,424	$655,978

		6,248,787

Israel — 0.4%
Nice Ltd.(a)	6,160	1,411,162
Teva Pharmaceutical Industries Ltd., ADR(a)	87,472	762,756

		2,173,918

Italy — 1.9%
DiaSorin SpA	4,928	1,082,061
Enel SpA	566,720	4,511,421
Ferrari NV	11,440	2,040,858
Infrastrutture Wireless Italiane SpA(b)	27,456	296,794
Moncler SpA(a)	13,552	542,409
Nexi SpA(a)(b)	72,864	1,119,509
Recordati Industria Chimica e Farmaceutica SpA	9,680	501,658
Terna Rete Elettrica Nazionale SpA	112,112	757,965

		10,852,675

Japan — 25.8%
Acom Co. Ltd.	35,200	157,245
Advantest Corp.	17,900	1,032,495
Aeon Co. Ltd.	52,800	1,345,254
Ajinomoto Co. Inc.	35,200	706,256
Asahi Intecc Co. Ltd.	17,600	544,634
Astellas Pharma Inc.	176,000	2,415,917
Casio Computer Co. Ltd.	35,200	531,670
Chubu Electric Power Co. Inc.	35,200	394,460
Chugai Pharmaceutical Co. Ltd.	125,700	4,834,893
Chugoku Electric Power Co. Inc. (The)	35,200	442,778
Cosmos Pharmaceutical Corp.	1,800	305,452
CyberAgent Inc.	7,900	494,978
Daifuku Co. Ltd.	17,600	1,806,466
Daiichi Sankyo Co. Ltd.	179,300	4,713,185
Daikin Industries Ltd.	17,600	3,279,587
Disco Corp.	1,000	268,127
Eisai Co. Ltd.	17,600	1,361,837
FUJIFILM Holdings Corp.	35,200	1,790,641
Fujitsu Ltd.	20,000	2,338,818
GMO Payment Gateway Inc.	1,700	207,662
Hamamatsu Photonics KK	17,600	882,189
Hisamitsu Pharmaceutical Co. Inc.	2,200	104,697
Hoshizaki Corp.	3,000	239,047
Hoya Corp.	36,200	4,086,091
Hulic Co. Ltd.	35,200	325,265
ITOCHU Corp.	97,200	2,324,469
Itochu Techno-Solutions Corp.	17,600	598,508
Japan Exchange Group Inc.	52,800	1,284,140
JSR Corp.	17,600	394,965
Kao Corp.	35,200	2,498,412
KDDI Corp.	176,000	4,701,358
Keihan Holdings Co. Ltd.	1,200	45,456
Keio Corp.	3,000	173,618
Keyence Corp.	17,600	7,954,850
Kobayashi Pharmaceutical Co. Ltd.	2,900	282,122
Kobe Bussan Co. Ltd.	35,200	991,620
Kyowa Kirin Co. Ltd.	35,200	872,087
Lasertec Corp.	17,600	1,521,944
LINE Corp.(a)	7,700	395,533
Lion Corp.	35,200	719,556
M3 Inc.	88,000	5,915,210
Makita Corp.	17,600	774,440

Security	Shares	Value

Japan (continued)
MINEBEA MITSUMI Inc.	17,600	$315,500
MISUMI Group Inc.	17,600	520,222
Miura Co. Ltd.	17,600	824,106
MonotaRO Co. Ltd.	17,600	976,468
Murata Manufacturing Co. Ltd.	44,000	3,058,619
Nexon Co. Ltd.	52,800	1,474,299
NGK Insulators Ltd.	17,600	249,673
Nintendo Co. Ltd.	10,900	5,941,094
Nippon Paint Holdings Co. Ltd.	17,600	1,580,869
Nippon Prologis REIT Inc.	176	579,147
Nippon Telegraph & Telephone Corp.	88,000	1,848,556
Nissin Foods Holdings Co. Ltd.	5,500	475,607
Nitori Holdings Co. Ltd.	5,700	1,175,005
Nomura Holdings Inc.	211,200	938,420
Nomura Research Institute Ltd.	35,200	1,042,127
NTT DOCOMO Inc.	158,400	5,889,619
Obic Co. Ltd.	5,800	1,029,175
Oji Holdings Corp.	52,800	221,726
Olympus Corp.	140,800	2,678,890
Omron Corp.	17,600	1,262,675
Ono Pharmaceutical Co. Ltd.	52,800	1,501,068
Oracle Corp. Japan	2,400	240,138
Osaka Gas Co. Ltd.	35,200	667,366
Otsuka Corp.	17,600	811,479
Otsuka Holdings Co. Ltd.	35,200	1,298,029
Pan Pacific International Holdings Corp.	52,800	1,122,265
Panasonic Corp.	105,600	970,441
Recruit Holdings Co. Ltd.	70,400	2,673,503
Rinnai Corp.	500	49,263
Santen Pharmaceutical Co. Ltd.	35,200	625,276
SG Holdings Co. Ltd.	35,200	846,834
Sharp Corp.	17,600	202,028
Shimadzu Corp.	17,600	500,187
Shimano Inc.	3,600	818,385
Shin-Etsu Chemical Co. Ltd.	35,200	4,676,947
SMC Corp.	3,600	1,904,343
Softbank Corp.	140,800	1,633,059
Sony Corp.	140,800	11,682,602
Square Enix Holdings Co. Ltd.	3,100	181,481
SUMCO Corp.	35,200	533,690
Sundrug Co. Ltd.	17,600	652,382
Sysmex Corp.	17,600	1,649,895
TDK Corp.	5,800	677,425
Terumo Corp.	52,800	1,937,953
Tobu Railway Co. Ltd.	17,600	497,494
Toho Gas Co. Ltd.	7,000	360,914
Tokyo Electron Ltd.	13,000	3,469,485
Toyo Suisan Kaisha Ltd.	17,600	875,454
Trend Micro Inc.	17,600	984,886
Tsuruha Holdings Inc.	1,800	251,731
Unicharm Corp.	35,200	1,629,692
Welcia Holdings Co. Ltd.	17,600	690,262
Yamato Holdings Co. Ltd.	17,600	463,654
Yamazaki Baking Co. Ltd.	17,600	288,900
Z Holdings Corp.	352,000	2,441,508

		147,949,748

Netherlands — 7.2%
Adyen NV(a)(b)	2,816	4,748,113
Altice Europe NV(a)	41,712	205,480
ASML Holding NV	57,401	20,861,420

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Momentum Factor ETF (Formerly iShares® Edge MSCI Intl Momentum Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Just Eat Takeaway.com NV, New(a)(b)	14,080	$1,566,631
Koninklijke Ahold Delhaize NV	85,712	2,355,263
Koninklijke DSM NV	16,368	2,620,657
Koninklijke Vopak NV	8,800	457,488
Prosus NV	51,040	5,099,957
QIAGEN NV(a)	31,222	1,482,761
Wolters Kluwer NV	24,112	1,954,283

		41,352,053

New Zealand — 0.7%
a2 Milk Co. Ltd. (The)(a)(c)	97,716	945,458
Fisher & Paykel Healthcare Corp. Ltd.	110,528	2,556,679
Spark New Zealand Ltd.	193,776	575,019

		4,077,156

Norway — 0.2%
Gjensidige Forsikring ASA	18,128	343,829
Orkla ASA	99,163	934,485

		1,278,314

Portugal — 0.3%
EDP - Energias de Portugal SA	244,472	1,205,160
Jeronimo Martins SGPS SA	22,880	363,530

		1,568,690

Singapore — 0.2%
Mapletree Logistics Trust	264,000	377,005
Singapore Exchange Ltd.	82,900	525,751

		902,756

Spain — 2.0%
Cellnex Telecom SA(b)	47,134	3,026,309
Enagas SA	4,368	94,282
Grifols SA	34,848	941,344
Iberdrola SA	588,860	6,945,075
Siemens Gamesa Renewable Energy SA	17,248	488,822

		11,495,832

Sweden — 3.9%
Atlas Copco AB, Class A	57,728	2,548,135
Atlas Copco AB, Class B	34,672	1,329,441
Epiroc AB, Class A	39,952	596,958
Epiroc AB, Class B	24,464	350,697
EQT AB	45,936	874,994
Essity AB, Class B	61,776	1,789,885
Evolution Gaming Group AB(b)	24,112	1,790,559
Hexagon AB, Class B(a)	19,184	1,401,760
ICA Gruppen AB	9,856	466,494
Investment AB Latour, Class B	14,906	347,985
Investor AB, Class B	37,488	2,250,674
L E Lundbergforetagen AB, Class B(a)	9,856	443,573
Nibe Industrier AB, Class B(a)	50,336	1,213,563
Sandvik AB(a)	50,688	902,585
Svenska Cellulosa AB SCA, Class B(a)	61,424	833,257
Svenska Handelsbanken AB, Class A(a)	79,056	640,537
Swedish Match AB	25,520	1,922,641
Tele2 AB, Class B	30,624	363,140
Telefonaktiebolaget LM Ericsson, Class B	195,536	2,180,933

		22,247,811

Switzerland — 8.1%
ABB Ltd., Registered	83,952	2,038,003
Banque Cantonale Vaudoise, Registered	3,168	306,932
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	176	1,396,018

Security	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Registered	5	$432,600
Clariant AG, Registered	10,208	175,080
EMS-Chemie Holding AG, Registered	704	619,087
Geberit AG, Registered	1,936	1,102,604
Givaudan SA, Registered	1,263	5,148,184
Logitech International SA, Registered	18,216	1,534,314
Lonza Group AG, Registered	9,856	5,970,270
Roche Holding AG, NVS	71,104	22,866,078
Schindler Holding AG, Participation Certificates, NVS	2,112	540,357
Sika AG, Registered	8,800	2,166,996
Straumann Holding AG, Registered	528	550,726
Swiss Prime Site AG, Registered	5,456	458,958
Swisscom AG, Registered	2,288	1,164,033

		46,470,240

United Kingdom — 8.2%
Admiral Group PLC	20,768	738,458
AstraZeneca PLC	173,536	17,425,515
AVEVA Group PLC	4,576	253,829
BAE Systems PLC	183,040	939,583
Berkeley Group Holdings PLC	9,328	489,319
Direct Line Insurance Group PLC	96,624	329,203
Ferguson PLC	13,552	1,353,106
GVC Holdings PLC(a)	42,768	534,299
Halma PLC	43,824	1,341,814
Hikma Pharmaceuticals PLC	16,544	536,924
J Sainsbury PLC	112,288	292,700
London Stock Exchange Group PLC	43,120	4,615,331
National Grid PLC	329,472	3,915,008
Ocado Group PLC(a)	44,704	1,315,580
Persimmon PLC	22,176	669,815
Reckitt Benckiser Group PLC	69,168	6,081,529
Rentokil Initial PLC(a)	191,312	1,301,148
Segro PLC	109,648	1,278,810
Severn Trent PLC	24,288	763,127
Spirax-Sarco Engineering PLC	7,040	1,026,787
SSE PLC	81,840	1,328,030
United Utilities Group PLC	61,600	687,688

		47,217,603

Total Common Stocks — 99.0% (Cost: $516,421,304)		567,407,409

Preferred Stocks

Germany — 0.5%
Fuchs Petrolub SE, Preference Shares, NVS	5,104	262,667
Sartorius AG, Preference Shares, NVS	6,336	2,682,069

		2,944,736

Total Preferred Stocks — 0.5% (Cost: $2,199,101)		2,944,736

Rights

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/11/20)(a)	4,845	0	(d)

Total Rights — 0.0% (Cost: $0)		0	(d)

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Momentum Factor ETF (Formerly iShares® Edge MSCI Intl Momentum Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(e)(f)(g)	2,289,793	$2,291,396
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	161,000	161,000

		2,452,396

Total Short-Term Investments — 0.4% (Cost: $2,452,625)		2,452,396

Total Investments in Securities — 99.9% (Cost: $521,073,030)		572,804,541

Other Assets, Less Liabilities — 0.1%		309,475

Net Assets — 100.0%		$573,114,016

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$18,573	$2,273,172	(a)	$—		$(122)	$(227)	$2,291,396	2,289,793	$767	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	231,000	—		(70,000	)(a)	—	—	161,000	161,000	69		—

						$(122)	$(227)	$2,452,396		$836		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	33	12/18/20	$1,137	$(58,942)
FTSE 100 Index	5	12/18/20	360	(9,431)
TOPIX Index	78	12/10/20	1,174	(40,067)

				(108,440)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Momentum Factor ETF (Formerly iShares® Edge MSCI Intl Momentum Factor ETF)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$567,407,409	$—		$—	$567,407,409
Preferred Stocks	2,944,736	—		—	2,944,736
Rights	—	0	(a)	—	0	(a)
Money Market Funds	2,452,396	—		—	2,452,396

	$572,804,541	$0	(a)	$—	$572,804,541

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(108,440)	$—		$—	$(108,440)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares